CONDENSED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,000)	$ 10,598,010
Adjustments to reconcile net income to net cash provided by operating activities:
Interest earned on marketable securities held in Trust Account	0	(4,880)
Unrealized gain on marketable securities held in Trust Account	0	(108,270)
Change in fair value of warrant liability	0	(10,889,804)
Changes in operating assets and liabilities:
Prepaid expenses	0	19,264
Accrued expenses	1,000	509,450
Net cash provided by operating activities	0	123,770
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay for franchise and income taxes	0	176,006
Net cash provided by investing activities	0	176,006
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from promissory note - related party	150,000	0
Repayment of promissory note - related party	(10,000)	0
Payment of offering costs	(132,879)	0
Net cash provided by financing activities	32,121	0
Net Change in Cash	32,121	299,776
Cash - Beginning of period		491,827
Cash - End of period	32,121	791,603
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	71,800	0
Change in value of Class A common stock subject to possible redemption	$ 0	$ 10,598,016